Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liability - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Operating Lease Liability [Abstract]
Within one year	$ 75
One to three years	9
Total future minimum lease payments	84
Less: imputed interest	(2)
Total	$ 82	$ 129